Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam High Yield Fund
Entity Central Index Key	0000787836
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class A
Trading Symbol	PHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class A shares of Putnam High Yield Fund returned 7.23%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class A	7.23	4.09	5.24
Class A (with sales charge)	2.94	3.25	4.81
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 867,888,886
Holdings Count | $ / shares	561
Advisory Fees Paid, Amount	$ 4,822,051
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class C
Trading Symbol	PHYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.74%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class C shares of Putnam High Yield Fund returned 6.60%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class C	6.60	3.33	4.62
Class C (with sales charge)	5.61	3.33	4.62
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 867,888,886
Holdings Count | $ / shares	561
Advisory Fees Paid, Amount	$ 4,822,051
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class M
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class M
Trading Symbol	PHYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class M shares of Putnam High Yield Fund returned 7.02%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class M	7.02	3.85	5.00
Class M (with sales charge)	3.55	3.17	4.65
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 867,888,886
Holdings Count | $ / shares	561
Advisory Fees Paid, Amount	$ 4,822,051
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class R
Trading Symbol	PFJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class R shares of Putnam High Yield Fund returned 7.03%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class R	7.03	3.85	5.00
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 867,888,886
Holdings Count	561
Advisory Fees Paid, Amount	$ 4,822,051
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class R6
Trading Symbol	PHYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class R6 shares of Putnam High Yield Fund returned 7.64%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class R6	7.64	4.46	5.56
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 867,888,886
Holdings Count	561
Advisory Fees Paid, Amount	$ 4,822,051
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[5]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam High Yield Fund
Class Name	Class Y
Trading Symbol	PHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam High Yield Fund for the period December 1, 2024, to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class Y shares of Putnam High Yield Fund returned 7.66%. The Fund compares its performance to the  JPMorgan Developed High Yield Index, which returned 7.58% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within the technology and health care sectors along with underweight positioning and security selection within the retail sector.
↑	Security selection within B- and non-rated (i.e convertibles) securities.
↑	Overweight positioning to Seagate Technology.

Top detractors from performance:
↓	Security selection within the chemicals, paper & packaging, and food & beverages sectors.
↓	Underweight positioning to BB-rated credits.
↓	Overweight positioning in Vibrantz Technology. This holding has since been sold from the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class Y	7.66	4.35	5.52
Bloomberg U.S. Aggregate Index	5.70	-0.31	1.99
JPMorgan Developed High Yield Index	7.58	5.23	6.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 867,888,886
Holdings Count	561
Advisory Fees Paid, Amount	$ 4,822,051
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$867,888,886
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	561
Total Management Fee Paid	$4,822,051
Portfolio Turnover Rate	45%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of November 30, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Bryant Dieffenbacher, Robert L. Salvin, and Glenn Voyles.
This is a summary of certain changes to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by April 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Does not include derivatives, except purchased options, if any.

[6]
*	Does not include derivatives, except purchased options, if any.